OTHER COMPREHENSIVE (LOSS)/INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Reconciliation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	$ 30,993,000,000	$ 26,891,000,000
Other comprehensive (loss)/income (Note 23)	(1,052,000,000)	1,314,000,000	$ (926,000,000)
Balance at end of year	32,397,000,000	30,993,000,000	26,891,000,000
Reduction for settlement and curtailment	27,000,000
Cash flow hedge loss to be reclassified within twelve months	18,000,000
Cash flow hedge loss to be reclassified within twelve months, net of tax	13,000,000
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	107,000,000	(1,043,000,000)	(376,000,000)
Other comprehensive income/(loss), before reclassifications	(824,000,000)	1,150,000,000	(590,000,000)
Net current period other comprehensive (loss)/income	(13,000,000)	0	(77,000,000)
Other comprehensive (loss)/income (Note 23)	(837,000,000)	1,150,000,000	(667,000,000)
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform		0
Balance at end of year	(730,000,000)	107,000,000	(1,043,000,000)
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(23,000,000)	(31,000,000)	(28,000,000)
Other comprehensive income/(loss), before reclassifications	(49,000,000)	(9,000,000)	(1,000,000)
Net current period other comprehensive (loss)/income	14,000,000	16,000,000	(2,000,000)
Other comprehensive (loss)/income (Note 23)	(35,000,000)	7,000,000	(3,000,000)
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform		1,000,000
Balance at end of year	(58,000,000)	(23,000,000)	(31,000,000)
Pension and Other Post-Retirement Benefit Plan Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(314,000,000)	(203,000,000)	(208,000,000)
Other comprehensive income/(loss), before reclassifications	(10,000,000)	(114,000,000)	(11,000,000)
Net current period other comprehensive (loss)/income	10,000,000	15,000,000	16,000,000
Other comprehensive (loss)/income (Note 23)	0	(99,000,000)	5,000,000
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform		(12,000,000)
Balance at end of year	(314,000,000)	(314,000,000)	(203,000,000)
Equity Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(376,000,000)	(454,000,000)	(348,000,000)
Other comprehensive income/(loss), before reclassifications	(86,000,000)	72,000,000	(117,000,000)
Net current period other comprehensive (loss)/income	5,000,000	12,000,000	11,000,000
Other comprehensive (loss)/income (Note 23)	(81,000,000)	84,000,000	(106,000,000)
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform		(6,000,000)
Balance at end of year	(457,000,000)	(376,000,000)	(454,000,000)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(606,000,000)	(1,731,000,000)	(960,000,000)
Other comprehensive income/(loss), before reclassifications	(969,000,000)	1,099,000,000	(719,000,000)
Net current period other comprehensive (loss)/income	16,000,000	43,000,000	(52,000,000)
Other comprehensive (loss)/income (Note 23)	(953,000,000)	1,142,000,000	(771,000,000)
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform		(17,000,000)
Balance at end of year	(1,559,000,000)	(606,000,000)	(1,731,000,000)
Accumulated foreign currency adjustment attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive income/(loss), before reclassifications	(85,000,000)	166,000,000	(159,000,000)
Accumulated net gain (loss) from cash flow hedges attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive income/(loss), before reclassifications	(13,000,000)	(1,000,000)	$ 4,000,000
Net current period other comprehensive (loss)/income	0
Accumulated net gain (loss) from equity investments attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive income/(loss), before reclassifications	$ (1,000,000)	$ 0